Organization and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Description of Business
Description of Business

SurePure Investment Holding AG (“SPI”) was incorporated in Switzerland in 2007. From 2007 to December 12, 2012 SPI was the holding company of the SurePure Group (the “Group”), which included subsidiaries and other entities whose activities primarily benefit the Group. On December 12, 2012, SPI entered into an Amended and Restated Share Exchange Agreement with SurePure, Inc. (“SurePure US” or the “Company”) pursuant to which SurePure US acquired SPI in a share exchange (the “Share Exchange”) and became the holding company for the Group, including SPI. Although SurePure US is the legal acquirer of SPI, SPI is treated as the acquirer for accounting and financial reporting purposes and under this method, SurePure US retains SPI’s financial reporting history.

Under the Share Exchange, each share of the capital stock of SPI was exchanged for one share of SurePure US common stock, par value $.001 per share (“Common Stock”), and, in the case of one shareholder of SPI, one share of Nonvoting Convertible Preferred Stock, par value $.01 per share (the “Nonvoting Convertible Preferred Stock”).

The Group has developed the technology for using shortwave ultraviolet light (“UV-C”) to purify turbid liquids such as wine, fruit juice and milk. Although initially designed to treat food-grade applications, it has successfully been applied to liquids such as bovine blood plasma, water, brines and sugar syrup solutions. The Group holds international patents for this technology. The Group has been engaged in raising capital, continuing research and development of its technologies and processes and developing markets for its products.

Description of Business

SurePure Investment Holding AG (“SPI”) was incorporated in Switzerland in 2007. From 2007 to December 12, 2012, SPI was the holding company of the SurePure Group (the “Group”), which included subsidiaries and other entities whose activities primarily benefit the Group. On December 12, 2012, SPI entered into an Amended and Restated Share Exchange Agreement with SurePure, Inc. (“SurePure US” or the “Company”) pursuant to which SurePure US acquired SPI in a share exchange (the “Share Exchange”) and became the holding company for the Group, including SPI. Although SurePure US was the legal acquirer of SPI, SPI is treated as the acquirer for accounting and financial reporting purposes and under this method, and SurePure US has retained SPI’s financial reporting history.

Under the Share Exchange, each share of the capital stock of SPI was exchanged for one share of SurePure US common stock, par value $.001 per share (“Common Stock”), and, in the case of one shareholder of SPI, one share of Nonvoting Convertible Preferred Stock, par value $.01 per share (the “Nonvoting Convertible Preferred Stock”).

As more fully described in Note 11 of these Notes to Consolidated Financial Statements, on June 12, 2013 the Company completed the acquisition of SurePure Holdings South Africa (Pty) Ltd. (“SPHSA”). In the acquisition, SPHSA issued one share of its common stock in exchange for each ZAR 4,000 of SPHSA shareholder loans in the aggregate amount of ZAR 27,459,245. These newly issued 6,865 common shares and the previously issued 3,000 common shares were then exchanged for shares of Common Stock at the rate of 1,000 shares of Common Stock for each share of SPHSA common stock. As a result of this acquisition, SPHSA has become a wholly-owned subsidiary of the Company and is no longer treated as a variable interest entity.

The Group has developed the technology for using shortwave ultraviolet light (“UV-C”) to purify turbid liquids such as wine, fruit juice and milk. Although initially designed to treat food-grade applications, it has successfully been applied to liquids such as bovine blood plasma, water, brines and sugar syrup solutions. The Group holds international patents for this technology. The Group has been engaged in raising capital, continuing research and development of its technologies and processes and developing markets for its products.

Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

The accompanying unaudited consolidated financial statements of the Company and subsidiaries have been prepared in accordance accounting principles generally accepted in the United States of America (“GAAP”), with the instructions to Form 10-Q and with the requirements of Regulation S-X of the U. S. Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual consolidated financial statements. The unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended December 31, 2013. Operating results for the three months ended March 31, 2014 are not necessarily indicative of the results that may be expected for the year ended December 31, 2014.

The Company’s wholly-owned subsidiaries are as follows:

⋅  SurePure Investment Holding AG (“SPI”), which holds the investments in SPO and SPP;

⋅ SurePure Operations AG (“SPO”), which markets the products of the Group and earns its revenue by selling or otherwise distributing equipment utilizing the Group’s technology globally. SPO owns a patent for the Group’s technology in various countries;

⋅  SurePure Latin America Maqinas de Purificasao UVC Ltda. (“SPLAM”), which conducts no operations currently;

⋅  SurePure Participations AG (“SPP”), which was a minority stockholder of SPI and is part of the common holding structure of the Group. SPP has no operations and all of its expenses have been and will continue to be paid by SPI. Formerly a VIE, SPP became a subsidiary as a result of the Share Exchange on December 12, 2012; and

⋅  SurePure Holdings South Africa (Pty) Ltd. and its wholly-owned subsidiary, SurePure Marketing South Africa (Pty) Ltd. (“SPMSA”), which holds the South African patent, manufacture the products of the Group and earn revenue from selling or otherwise distributing equipment utilizing the Group’s technology. Formerly VIE’s, these entities became subsidiaries as a result of their acquisition on June 12, 2013.

The Group’s reporting currency is the United States Dollar (“USD”) and these consolidated financial statements are presented in USD or “$.”

Basis of Presentation and Consolidation

These consolidated financial statements include the accounts and results of operations of the Company and its subsidiaries. The entities that were formerly accounted for as variable interest entities (“VIE’s”) are now accounted for as wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the consolidation. As a development stage entity, the Company is devoting most of its efforts to establishing its business; therefore, the accompanying consolidated statements of operations, comprehensive income (loss), and cash flows present cumulative amounts since inception.

The Company’s wholly-owned subsidiaries are as follows:

⋅ SurePure Operations AG (“SPO”), which markets the products of the Group and earns its revenue by selling or otherwise distributing equipment utilizing the Group’s technology globally. SPO owns a patent for the Group’s technology in various countries;

⋅ SurePure Latin America Maqinas de Purificasao UVC Ltda. (“SPLAM”), which conducts no operations currently;

⋅ SurePure Participations AG (“SPP”), which was a minority stockholder of SPI and is part of the common holding structure of the Group. SPP has no operations and all of its expenses have been and will continue to be paid by SPI. Formerly a VIE, SPP became a subsidiary as a result of the Share Exchange on December 12, 2012; and

⋅ SurePure Holdings South Africa (Pty) Ltd. and its wholly-owned subsidiary, SurePure Marketing South Africa (Pty) Ltd. (“SPMSA”), which holds the South African patent, manufacture the products of the Group and earn revenue from selling or otherwise distributing equipment utilizing the Group’s technology. Formerly VIE’s, these entities became subsidiaries as a result of their acquisition on June 12, 2013.

The Group’s reporting currency is the United States Dollar (“USD”) and these consolidated financial statements are presented in USD or “$.”

Use of Estimates
Use of Estimates

GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Use of Estimates

Generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Reclassification	Reclassification Certain previously reported amounts have been reclassified to conform to the presentation used in the March 31, 2014 financial statements.

Income Taxes
Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not provide a future tax benefit.

GAAP requires that, in applying the liability method, the consolidated financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur. Under this criterion, the most likely resolution of an uncertain tax position should be analyzed based on technical merits and one that will likely be sustained under examination. There are no uncertain tax positions requiring adjustment to or disclosure in these consolidated financial statements.

Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not provide a future tax benefit.

GAAP requires that, in applying the liability method, the consolidated financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur. Under this criterion, the most likely resolution of an uncertain tax position should be analyzed based on technical merits and one that will likely be sustained under examination. There are no uncertain tax positions requiring adjustment to or disclosure in these consolidated financial statements.

Accounts receivable
Accounts Receivable

The Group performs regular credit evaluations of customers to which it provides sales on credit terms, and adjusts credit limits based on the customer’s payment history and reassessments of their creditworthiness. The Group continuously monitors its collections and establishes a provision for estimated doubtful accounts, if necessary. No allowance for doubtful accounts was deemed to be necessary at March 31, 2014 or at December 31, 2013.

Accounts Receivable

The Group performs regular credit evaluations of customers to which it provides sales on credit terms, and adjusts credit limits based on the customer’s payment history and reassessments of their creditworthiness. The Group continuously monitors its collections and establishes a provision for estimated doubtful accounts, if necessary. No allowance for doubtful accounts was deemed to be necessary at December 31, 2013 and 2012

Property, Equipment and Related Depreciation
Property, Equipment and Related Depreciation

Property and equipment are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire the asset and any expenditures that substantially increase the asset’s value or extend the useful life of an existing asset. Depreciation is computed using the straight-line method over the estimated useful lives of the property and equipment. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Expenditures for routine repairs and maintenance are expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is recognized in operations.

Depreciation is provided over the following estimated useful lives:

Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Property, Equipment and Related Depreciation

Property and equipment are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire the asset and any expenditures that substantially increase the asset’s value or extend the useful life of an existing asset. Depreciation is computed using the straight-line method over the estimated useful lives of the property and equipment. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Expenditures for routine repairs and maintenance are expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is recognized in operations.

Depreciation is provided over the following estimated useful lives:

Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Intangible Assets
Intangible Assets

Intangible assets consist of patents in various countries around the world for the Company’s UV-C purification technology. The patents were initially recognized at their cost and are being amortized on a straight-line basis over their estimated useful lives of twelve years beginning with the acquisition of the patents in 2008. The patents expire in October 2020.

The Group evaluates the carrying value of its intangible assets for impairment at least annually or when events or changes in circumstances are identified by management that indicate that such carrying values may not be fully recoverable. The evaluation involves estimating the future undiscounted cash flows expected to be derived from the assets to assess whether or not a potential impairment exists. As a result of its evaluations, management determined that it was not necessary to recognize a loss on impairment of its intangible assets for the three months ended March 31, 2014 or for the year ended December 31, 2013. During the period from inception to March 31, 2014, impairment losses on intangible assets of $537,631 were recognized.

Intangible Assets

Intangible assets consist of patents in various countries around the world for the Company’s UV-C purification technology. The patents were initially recognized at their cost and are being amortized on a straight-line basis over their estimated useful lives of twelve years beginning with the acquisition of the patents in 2008. The patents expire in October 2020.

The Group evaluates the carrying value of its intangible assets for impairment at least annually or when events or changes in circumstances are identified by management that indicate that such carrying values may not be fully recoverable. The evaluation involves estimating the future undiscounted cash flows expected to be derived from the assets to assess whether or not a potential impairment exists. As a result of its evaluations, management determined that it was not necessary to recognize a loss on impairment of its intangible assets for the years ended December 31, 2013 and 2012. During the period from inception to December 31, 2013, impairment losses on intangible assets of $537,631 were recognized.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

Financial instruments include accounts receivable, accounts payable and loan payable. As of March 31, 2014 and December 31, 2013, the carrying values of the financial instruments approximated their fair values due to the short-term nature of these instruments.

Fair Value of Financial Instruments

Financial instruments include accounts receivables, accounts payable and loan payable. As of December 31, 2013 and 2012, the carrying values of the financial instruments approximated their fair values due to the short-term nature of these instruments.

Revenue
Revenue

Revenue is earned from sales and licensing of equipment that uses the Company’s patented technology and is recognized, net of returns and discounts, when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. These criteria are usually met upon delivery of the product to the customer, which is also when the risk of ownership and title passes to the customer.

Revenue

Revenue is earned from sales and licensing of equipment that uses the Company’s patented technology and is recognized, net of returns and discounts, when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. These criteria are usually met upon delivery of the product to the customer, which is also when the risk of ownership and title passes to the customer.

Research and Development	Research and Development Research and development costs are charged to expense as incurred.

Research and Development

  Research and development costs are charged to expense as incurred.

Equity-Based Compensation
Equity-Based Compensation

The Company measures compensation cost for all stock options granted based on fair value on the measurement date, which is typically the grant date. The fair value of each stock option granted is estimated on the grant date using the Black-Scholes-Merton option valuation model. The fair value of each share is based on the fair market value of the Company’s common stock on the date of the grant. Equity-based compensation expense is recognized on a straight-line basis over the requisite service period for each stock option or stock grant expected to vest with forfeitures estimated at the date of grant based on the Company’s historical experience and future expectations.

Equity-Based Compensation

The Company measures compensation cost for all stock options granted based on fair value on the measurement date, which is typically the grant date. The fair value of each stock option granted is estimated on the grant date using the Black-Scholes-Merton option valuation model. The fair value of each share is based on the fair market value of the Company’s common stock on the date of the grant. Equity-based compensation expense is recognized on a straight-line basis over the requisite service period for each stock option or stock grant expected to vest with forfeitures estimated at the date of grant based on the Company’s historical experience and future expectations.

Foreign Currency Translations
Foreign Currency Translations

These consolidated financial statements are presented in USD, which is the Group’s reporting currency. The consolidated financial statements of the Group members have been translated into USD in accordance with GAAP. All assets and liability accounts on the consolidated balance sheets have been translated using the exchange rate in effect at the consolidated balance sheet date. Equity accounts have been translated at their historical rates when the capital transaction occurred. Income and expenses have been translated at the average exchange rates for the periods presented. Adjustments resulting from the translation of the Group’s consolidated financial statements are included in the consolidated statement of other comprehensive income (loss). Actual transaction gains and losses are included in the consolidated statements of operations as incurred.

The functional currencies of the companies included in the Group are their respective local currencies. Accordingly, the Group is exposed to transaction gains and losses that result from changes in various foreign currency exchange rates.

Applicable functional currencies are:

SPI, SPO, and SPP	Swiss Francs – CHF
SPLAM	Brazilian Real – BRL
SPHSA and SPMSA	South African Rand – ZAR

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for each period were:

	March 31,	March 31,	December 31,
	2014	2013	2013
CHF:
Reporting date	1.1278	1.0525	1.1230
Average for period	1.1203	1.0752	N/A

BRL:
Reporting date	0.4432	0.4938	0.4232
Average for period	0.4240	0.4998	N/A

ZAR:
Reporting date	0.0946	0.1082	0.0952
Average for period	0.0922	0.1118	N/A

Foreign Currency Translations

These consolidated financial statements are presented in USD, which is the Group’s reporting currency. The consolidated financial statements of the Group members have been translated into USD in accordance with GAAP. All assets and liability accounts on the consolidated balance sheets have been translated using the exchange rate in effect at the consolidated balance sheet date. Equity accounts have been translated at their historical rates when the capital transaction occurred. Income and expenses have been translated at the average exchange rates for the periods presented. Adjustments resulting from the translation of the Group’s consolidated financial statements are included in the consolidated statement of other comprehensive income (loss). Actual transaction gains and losses are included in the consolidated statements of operations as incurred.

The functional currencies of the companies included in the Group are their respective local currencies. Accordingly, the Group is exposed to transaction gains and losses that result from changes in various foreign currency exchange rates.

Applicable functional currencies are:

SPI, SPO, and SPP	Swiss Francs – CHF
SPLAM	Brazilian Real – BRL
SPHSA and SPMSA	South African Rand – ZAR

Exchange rates used for conversion of foreign items to USD at the end of each of 2013 and 2012 and the average exchange rates for those years were:

	December 31,	December 31,
	2013	2012
CHF:
Reporting date	1.1230	1.0942
Average for period	1.0790	1.0667

BRL:
Reporting date	0.4232	0.4880
Average for period	0.4645	0.5133

ZAR:
Reporting date	0.0952	0.1178
Average for period	0.1040	0.1219

Fair Value of Financial Instruments
Fair Value of Financial Instruments

GAAP has established a framework for measuring fair value that is based on a hierarchy which prioritizes the inputs to valuation techniques according to the degree of objectivity necessary. The fair value hierarchy of the inputs to valuation techniques used to measure fair value is divided into three broad levels of objectivity:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement. They are based on best information available in the absence of level 1 and 2 inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value as required by GAAP:

Cash: The carrying amount is the fair value because it is the basic financial instrument used to express fair value.

Accounts receivable and accounts payable: The carrying amounts approximate fair value because of the short-term duration of those instruments.

Loans payable: The carrying amount approximates fair value based on current market conditions and interest rates available to the Group for similar financial instruments.

Fair Value of Financial Instruments

GAAP has established a framework for measuring fair value that is based on a hierarchy which prioritizes the inputs to valuation techniques according to the degree of objectivity necessary.  The fair value hierarchy of the inputs to valuation techniques used to measure fair value is divided into three broad levels of objectivity:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.  They are based on best information available in the absence of level 1 and 2 inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value as required by GAAP:

Cash:  The carrying amount is the fair value because it is the basic financial instrument used to express fair value.

Accounts receivable and accounts payable:  The carrying amounts approximate fair value because of the short-term duration of those instruments.

Loans payable:  The carrying amount approximates fair value based on current market conditions and interest rates available to the Group for similar financial instruments.

Earnings (Loss) per Share
Earnings (Loss) per Share

Basic and diluted earnings (loss) per share are computed by dividing net income or loss by the weighted average number of shares of Common Stock outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue shares of Common Stock, such as options, convertible notes and convertible preferred stock, were exercised or converted into shares of Common Stock or could otherwise cause the issuance of shares of Common Stock that then would share in earnings (losses). Such potential issuances of additional shares of Common Stock are included in the computation of diluted earnings per share. Except as disclosed in Note 7 of these Notes to Consolidated Financial Statements, the Company has no securities or other contracts to issue shares of Common Stock that could cause any dilution of earnings. In addition, when there is a loss, diluted loss per share is not computed because any potential additional common shares of Common Stock would reduce the reported loss per share and therefore have an anti-dilutive effect.

Earnings (Loss) per Share

Basic and diluted earnings (loss) per share are computed by dividing net income or loss by the weighted average number of shares of Common Stock outstanding during the period.  Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue shares of Common Stock, such as options, convertible notes and convertible preferred stock, were exercised or converted into shares of Common Stock or could otherwise cause the issuance of shares of Common Stock that then would share in earnings (losses).  Such potential issuances of additional shares of Common Stock are included in the computation of diluted earnings per share.  Except as disclosed in Notes 7 and 12 of these Notes to Consolidated Financial Statements, the Company has no securities or other contracts to issue shares of Common Stock that could cause any dilution of earnings.  In addition, when there is a loss, diluted loss per share is not computed because any potential additional common shares of Common Stock would reduce the reported loss per share and therefore have an anti-dilutive effect.